Income Taxes - Reconciliation of statutory Federal Income Tax Rate and Effective Tax Rates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income taxes at statutory rate, Amount	$ 1,169	$ 866
Increase (decrease) resulting from:
State taxes, net of Federal tax benefit, Amount	122	27
Tax-exempt income, Amount	(82)	(43)
Other nondeductible expenses, Amount	8	(6)
Total income taxes	$ 1,217	$ 844
Income taxes at statutory rate, % of Pretax Earnings	34.00%	34.00%
Increase (decrease) resulting from:
State taxes, net of Federal tax benefit, % of Pretax Earnings	3.50%	1.10%
Tax-exempt income, % of Pretax Earnings, % of Pretax Earnings	(2.40%)	(1.70%)
Other nondeductible expenses, % of Pretax Earnings	0.30%	(0.30%)
Income taxes, % of Pretax Earnings	35.40%	33.10%